UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian A. Krawez
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Brian A. Krawez     Scotts Valley, CA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $1,480,713 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    33843   493630 SH       SOLE                   142572        0   351058
ADVANCE AUTO PARTS INC         COM              00751Y106    66564   972591 SH       SOLE                   315450        0   657141
AFLAC INC                      COM              001055102    71777  1499099 SH       SOLE                   480110        0  1018989
AMERICAN INTL GROUP INC        COM NEW          026874784    33345  1016926 SH       SOLE                   329366        0   687560
APPLE INC                      COM              037833100   101080   151521 SH       SOLE                    46999        0   104522
BARRICK GOLD CORP              COM              067901108    70619  1691070 SH       SOLE                   608808        0  1082262
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    70452   798779 SH       SOLE                   254442        0   544337
CANADIAN NATL RY CO            COM              136375102      798     9042 SH       SOLE                        0        0     9042
CANADIAN PAC RY LTD            COM              13645T100    36192   436629 SH       SOLE                   139327        0   297302
CHEVRON CORP NEW               COM              166764100    69418   595559 SH       SOLE                   187291        0   408268
CME GROUP INC                  COM              12572Q105      207     3610 SH       SOLE                        0        0     3610
CVS CAREMARK CORPORATION       COM              126650100    76618  1582371 SH       SOLE                   496241        0  1086130
ETFS PLATINUM TR               SH BEN INT       26922V101      421     2575 SH       SOLE                        0        0     2575
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      389     8410 SH       SOLE                        0        0     8410
HALLIBURTON CO                 COM              406216101    38989  1157297 SH       SOLE                   401704        0   755593
INTERNATIONAL BUSINESS MACHS   COM              459200101    61799   297897 SH       SOLE                    85491        0   212406
JOHNSON & JOHNSON              COM              478160104    25959   376706 SH       SOLE                   113819        0   262887
KRAFT FOODS INC                CL A             50075N104     6021   145619 SH       SOLE                   145000        0      619
LIFE TECHNOLOGIES CORP         COM              53217V109    40606   831242 SH       SOLE                   270955        0   560287
LOCKHEED MARTIN CORP           COM              539830109    71469   765357 SH       SOLE                   240724        0   524633
LOEWS CORP                     COM              540424108    31471   762743 SH       SOLE                   239171        0   523572
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    28711   534756 SH       SOLE                   132296        0   402460
MCDONALDS CORP                 COM              580135101    51166   557673 SH       SOLE                   145406        0   412267
MCKESSON CORP                  COM              58155Q103    68298   793884 SH       SOLE                   247289        0   546595
MICROSOFT CORP                 COM              594918104    74687  2509629 SH       SOLE                   772240        0  1737389
NOVARTIS A G                   SPONSORED ADR    66987V109    80826  1319389 SH       SOLE                   404301        0   915088
ORACLE CORP                    COM              68389X105    35500  1128432 SH       SOLE                   357350        0   771082
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      373     5375 SH       SOLE                        0        0     5375
SANOFI                         SPONSORED ADR    80105N105    75784  1759970 SH       SOLE                   550743        0  1209227
SCHLUMBERGER LTD               COM              806857108      362     5000 SH       SOLE                        0        0     5000
THERMO FISHER SCIENTIFIC INC   COM              883556102    53904   916273 SH       SOLE                   329808        0   586465
TOTAL S A                      SPONSORED ADR    89151E109    35447   707520 SH       SOLE                   224172        0   483348
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    67618  2372562 SH       SOLE                   738009        0  1634553